North Square Advisory Research Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 99.3%
	BASIC MATERIALS - 7.6%
	Specialty Chemicals - 7.6%
42,139	Element Solutions Inc.	$868,906
27,060	Valvoline, Inc.	818,024
	TOTAL BASIC MATERIALS	1,686,930

	CONSUMER DISCRETIONARY - 15.8%
	Casinos and Gambling - 3.6%
11,455	Monarch Casino & Resort, Inc.*	803,568
	Consumer Services: Misc. - 3.6%
21,575	IAA Inc.*	790,724
	Recreational Products - 3.5%
39,841	Leslie's, Inc.*	780,883
	Restaurants and Bars - 1.6%
17,245	Ruth's Hospitality Group, Inc.	361,628
	Specialty Retailers - 3.5%
4,235	Asbury Automotive Group, Inc.*	778,012
	TOTAL CONSUMER DISCRETIONARY	3,514,815

	CONSUMER STAPLES - 4.8%
	Food Retailers and Wholesalers - 4.8%
21,862	Performance Food Group Co.*	1,076,704
	TOTAL CONSUMER STAPLES	1,076,704

	ENERGY - 10.1%
	Oil Equipment and Services - 3.6%
37,500	Championx Corp.	791,250
	Oil: Crude Producers - 6.5%
16,349	Denbury Inc.*	1,046,009
14,295	Viper Energy Partners LP	410,695
		1,456,704
	TOTAL ENERGY	2,247,954

	FINANCIALS - 25.0%
	Banks - 14.8%
15,005	BankUnited, Inc.	563,288
11,357	First Interstate BancSystem, Inc. - Class A	369,329
8,200	First Merchants Corp.	321,358
4,277	Nicolet Bankshares, Inc.*	348,062
5,488	South State Corp.	424,991
9,930	Texas Capital Bancshares, Inc.*	510,005
15,386	Webster Financial Corp.	769,146
		3,306,179
	Diversified Financial Services - 6.1%
15,080	Cannae Holdings, Inc.*	337,792
22,525	Hillman Solutions Corp.*	261,966
71,755	Holley Inc.*	756,298
		1,356,056
	Property and Casualty Insurance - 4.1%
3,860	Enstar Group Ltd.*1	909,995
	TOTAL FINANCIALS	5,572,230

	HEALTH CARE - 5.9%
	Health Care Services - 3.3%
8,845	Addus HomeCare Corp.*	745,457
	Pharmaceuticals - 2.6%
12,725	Harmony Biosciences Holdings, Inc.*	573,134
	TOTAL HEALTH CARE	1,318,591

	INDUSTRIALS - 19.4%
	Aerospace - 3.1%
16,675	Spirit AeroSystems Holdings, Inc. - Class A	701,017
	Containers and Packaging - 1.4%
42,405	Ardagh Metal Packaging S.A.*1	302,348
	Diversified Industrials - 1.0%
14,275	Luxfer Holdings PLC[1]	230,399
	Electrical Components - 1.3%
2,220	Regal Rexnord Corp.	282,473
	Electronic Equipment: Gauges and Meters - 2.0%
56,260	Mirion Technologies, Inc.*	443,891
	Industrial Suppliers - 3.0%
52,632	Gates Industrial Corp. plc*1	671,058
	Machinery: Engines - 2.1%
6,095	Brunswick Corp.	460,843
	Machinery: Industrial - 1.1%
5,031	ESAB Corp.*	236,457
	Professional Business Support Services - 2.3%
30,137	First Advantage Corp.*	523,178
	Railroad Equipment - 2.1%
16,625	Trinity Industries, Inc.	461,177
	TOTAL INDUSTRIALS	4,312,841

	TECHNOLOGY - 8.9%
	Computer Hardware - 5.2%
38,445	Switch, Inc. - Class A	1,147,968
	Computer Services - 1.9%
27,430	Dun & Bradstreet Holdings, Inc.*	433,120
	Comsumer Digital Services - 1.8%
5,865	TechTarget, Inc.*	394,773
	TOTAL TECHNOLOGY	1,975,861

	TELECOMMUNICATIONS - 1.8%
	Telecommunications Services - 1.8%
20,585	WideOpenWest, Inc.*	412,729
	TOTAL TELECOMMUNICATIONS	412,729

	TOTAL COMMON STOCKS
	(Cost $23,852,403)	22,118,655

	SHORT-TERM INVESTMENT - 0.7%
147,277	First American Treasury Obligations Fund - Class X, 0.29%[2]	147,277
	TOTAL SHORT-TERM INVESTMENT
	(Cost $147,277)	147,277

	TOTAL INVESTMENTS - 100.0%
	(Cost $23,999,680)	22,265,932
	Other Assets in Excess of Liabilities - 0.0%	4,732
	TOTAL NET ASSETS - 100.0%	$22,270,664

PLC - Public Limited Company

*	Non-Income producing security.
¹	Foreign security denominated in U.S. Dollars.
²	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments

North Square Advisory Research Small Cap Value Fund
SUMMARY OF INVESTMENTS
As of April 30, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	25.0%
Industrials	19.4%
Consumer Discretionary	15.8%
Energy	10.1%
Technology	8.9%
Basic Materials	7.6%
Health Care	5.9%
Consumer Staples	4.8%
Telecommunications	1.8%
Total Common Stocks	99.3%
Short-Term Investment	0.7%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments

North Square Advisory Research Small Cap Value Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of April 30, 2022 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2022, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$22,118,655	$-	$-	$22,118,655
Short-Term Investment	147,277	-	-	147,277
Total Investments	$22,265,932	$-	$-	$22,265,932

[1] For a detailed break-out of these securities by major sector and industry classification, please refer to the Schedule of Investments.
* The Fund did not hold any Level 2 securities at period end.
** The Fund did not hold any Level 3 securities at period end.